Key Management Remuneration (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2023 GBP (£) shares director	Jun. 30, 2022 GBP (£) director shares	Jun. 30, 2021 GBP (£) shares director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 1,338	£ 1,838	£ 1,411
Company contributions to pension scheme	72	85	63
Share-based compensation expense	3,755	3,732	2,587
Total	£ 5,165	£ 5,655	£ 4,061
Number of employees | director	1	1	1
Number of share options exercised (in shares) | shares	771,327	1,045,414
Emoluments of highest paid director
Disclosure of transactions between related parties [line items]
Remuneration paid	£ 612	£ 1,013	£ 713
Company contributions to pension scheme	48	65	45
Share-based compensation expense	2,135	2,068	1,183
Total	£ 2,795	£ 3,146	£ 1,941
Number of share options exercised (in shares) | shares	56,715	47,787	36,447
Number of share options granted (in shares) | shares	53,762	35,795	45,360
Gains on share options exercised	£ 5,600	£ 10,500